Schedule of Intangible Assets and Goodwill (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Intangible Assets Schedule Of Intangible Assets And Goodwill 1	$ 4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 2	4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 3	(765,148)
Intangible Assets Schedule Of Intangible Assets And Goodwill 4	(629,959)
Intangible Assets Schedule Of Intangible Assets And Goodwill 5	4,060,072
Intangible Assets Schedule Of Intangible Assets And Goodwill 6	4,195,261
Intangible Assets Schedule Of Intangible Assets And Goodwill 7	146,341
Intangible Assets Schedule Of Intangible Assets And Goodwill 8	146,341
Intangible Assets Schedule Of Intangible Assets And Goodwill 9	1,251,540
Intangible Assets Schedule Of Intangible Assets And Goodwill 10	2,203,330
Intangible Assets Schedule Of Intangible Assets And Goodwill 11	451,299
Intangible Assets Schedule Of Intangible Assets And Goodwill 12	451,299
Intangible Assets Schedule Of Intangible Assets And Goodwill 13	625,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 14	225,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 15	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 16	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 17	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 18	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 19	4,323,520
Intangible Assets Schedule Of Intangible Assets And Goodwill 20	4,323,521
Intangible Assets Schedule Of Intangible Assets And Goodwill 21	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 22	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 23	(430,073)
Intangible Assets Schedule Of Intangible Assets And Goodwill 24	(430,073)
Intangible Assets Schedule Of Intangible Assets And Goodwill 25	11,430,545
Intangible Assets Schedule Of Intangible Assets And Goodwill 26	11,982,335
Intangible Assets Schedule Of Intangible Assets And Goodwill 27	15,490,618
Intangible Assets Schedule Of Intangible Assets And Goodwill 28	$ 16,177,596